Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	$ 6,467
Liabilities for government grants	1,289
Total	7,756
First year [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	1,472
Liabilities for government grants	402
Total	1,874
Second year [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	1,750
Liabilities for government grants	151
Total	1,901
Third year [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	1,793
Liabilities for government grants	135
Total	1,928
Fourth year [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	1,007
Liabilities for government grants	122
Total	1,129
Fifth year [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	356
Liabilities for government grants	109
Total	465
Sixth year and onwards [Member]
Non-Current Liabilities (Details) - Schedule of maturity profile of lease liabilities and other long-term liabilities [Line Items]
Lease liabilities	89
Liabilities for government grants	370
Total	$ 459